Schedule of Investments (unaudited) March 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.5%
Bessemer Governmental Utility Services Corp., Refunding RB, (BAM), 5.00%, 06/01/21	$470	$473,337
Birmingham Airport Authority, Refunding RB, (BAM), 5.00%, 07/01/23	225	247,070
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/21	1,950	2,009,261
Series A-1, 4.00%, 06/01/22	825	858,949
Black Belt Energy Gas District, Refunding RB
4.00%, 12/01/23(a)	440	481,637
4.00%, 06/01/24(a)	400	444,032
4.00%, 12/01/24(a)	475	533,435
Series A, 4.00%, 07/01/46	325	326,875
Lower Alabama Gas District, RB
4.00%, 12/01/22	640	677,683
4.00%, 12/01/23	375	409,144
Southeast Alabama Gas Supply District, RB
Series A, 4.00%, 06/01/22	1,760	1,832,318
Series A, 4.00%, 06/01/23	2,225	2,391,697
Series A, 4.00%, 06/01/49(b)	8,715	9,584,321

		20,269,759

Alaska — 0.4%
Alaska Municipal Bond Bank Authority, Refunding RB
5.00%, 12/01/22	750	807,488
5.00%, 12/01/23	2,000	2,239,100

		3,046,588

Arizona — 0.8%
Glendale Union High School District No. 205, GO, Series C, 5.00%, 07/01/22	1,000	1,057,440
Industrial Development Authority of the County of Yavapai, RB, Series A, 0.10%, 09/01/35(b)	3,500	3,500,000
Maricopa County Industrial Development Authority, Refunding RB
Series A, 5.00%, 09/01/21	770	785,300
Series A, 5.00%, 09/01/22	750	800,985

		6,143,725

California — 1.8%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/23	530	572,400
Series A, 4.00%, 06/01/23	450	486,742
Series A, 5.00%, 06/01/24	600	687,396
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/21	1,305	1,343,576
California Statewide Communities Development Authority, RB
Series A, 5.00%, 04/01/23	525	573,888
Series A, 5.00%, 04/01/24	485	550,771
City of Long Beach California Harbor Revenue, ARB, Series C, 4.00%, 07/15/21	4,770	4,822,231
Northern California Energy Authority, RB, Series A, 4.00%, 07/01/49(b)	1,765	1,962,751
State of California, Refunding GO, 5.00%, 12/01/24	3,300	3,848,460

		14,848,215

Security	Par (000)	Value

Colorado — 2.6%
City of Colorado Springs Colorado Utilities System Revenue, Refunding RB, 0.06%, 11/01/28(b)	$20,550	$20,550,000
Regional Transportation District, Refunding RB
5.00%, 01/15/24	350	392,417
5.00%, 07/15/24	350	399,066

		21,341,483

Connecticut — 6.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB
4.00%, 07/01/23(a)	550	591,822
4.00%, 07/01/24(a)	650	718,328
Series I-1, 5.00%, 07/01/21	700	707,224
Series S, 5.00%, 07/01/21	1,030	1,040,681
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 09/01/21	1,500	1,529,880
Series A, 5.00%, 08/01/22	900	957,429
Series A, 5.00%, 10/01/22	340	364,381
Series A, 5.00%, 05/01/23	475	522,011
Series A, 5.00%, 05/01/24	865	988,237
Series B, 5.00%, 10/01/22	3,400	3,644,052
Series B, 5.00%, 10/01/23	225	251,438
State of Connecticut Special Tax Revenue, Refunding RB, Series B, 5.00%, 08/01/23	190	210,927
State of Connecticut, GO
4.00%, 06/15/24	750	836,182
Series A, 5.00%, 04/15/21	11,000	11,014,740
Series A, 5.00%, 10/15/22	1,000	1,072,730
Series A, 5.00%, 03/15/23	695	759,058
Series B, 5.00%, 04/15/21	685	685,918
Series C, 5.00%, 07/15/22	1,000	1,060,980
Series C, 3.00%, 06/01/23	650	688,181
Series C, 4.00%, 06/01/23	325	351,072
Series C, 3.00%, 06/01/24	1,065	1,152,436
Series C, 4.00%, 06/01/24	550	612,386
Series D, 5.00%, 06/15/21	300	302,814
Series D, 5.00%, 08/15/21	400	406,968
Series E, 4.00%, 09/15/21	770	783,082
State of Connecticut, Refunding GO
Series B, 5.00%, 04/15/21	950	951,273
Series B, 5.00%, 05/15/21	2,000	2,010,720
Series B, 5.00%, 05/15/22	4,955	5,218,160
Series B, 5.00%, 01/15/24	750	846,757
Series C, 5.00%, 06/01/22	600	633,126
Series C, 5.00%, 12/15/22	1,300	1,404,676
University of Connecticut, RB
Series A, 5.00%, 01/15/22	525	544,457
Series A, 5.00%, 03/15/22	1,550	1,619,595
Series A, 5.00%, 04/15/22	4,000	4,195,240
Series A, 5.00%, 04/15/24	650	739,784
Series A, 5.00%, 01/15/25	720	840,060
University of Connecticut, Refunding RB, Series A, 5.00%, 02/15/22	720	749,506

		51,006,311

District of Columbia — 0.2%
District of Columbia, RB, 0.11%, 04/01/38(b)	1,445	1,445,000

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia, Refunding RB
5.00%, 10/01/21	$250	$255,703
5.00%, 10/01/22	325	347,217

		2,047,920

Florida — 2.2%
Alachua County Health Facilities Authority, Refunding RB, 5.00%, 12/01/22	515	552,502
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/22	1,550	1,640,846
City Of South Miami Health Facilities Authority Inc., Refunding RB, 5.00%, 08/15/21	2,500	2,543,500
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, 5.00%, 10/01/24	2,500	2,875,600
County of Osceola Florida Transportation Revenue, Refunding RB
Sereis A-1, 5.00%, 10/01/22	325	346,154
Sereis A-1, 5.00%, 10/01/23	400	442,588
County of Palm Beach Florida, RB, 0.05%, 07/01/32(b)	2,070	2,070,000
Orange County Health Facilities Authority, Refunding RB, 0.09%, 07/01/27(b)	1,470	1,470,000
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 08/15/23	500	555,305
Pasco County School Board, RB, 5.00%, 10/01/22	1,525	1,628,441
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 11/01/22	2,085	2,241,166
Tolomato Community Development District, Refunding SAB
Series A-1, (AGM), 2.00%, 05/01/21	585	585,638
Series A-1, (AGM), 2.00%, 05/01/22	605	614,535

		17,566,275

Georgia — 7.6%
Atlanta Urban Residential Finance Authority, RB, 1.36%, 12/01/22(b)	594	598,330
Bartow County Development Authority, Refunding RB, 1.55%, 08/01/43(b)	1,730	1,755,898
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/24	1,470	1,688,854
City of Atlanta Georgia, Refunding TA, 5.00%, 12/01/21	1,150	1,182,028
Cobb County Kennestone Hospital Authority, Refunding RB, 5.00%, 04/01/21	200	200,000
Development Authority for Fulton County, RB, Series A, 5.00%, 04/01/21	125	125,000
Development Authority of Burke County, Refunding RB, 1.55%, 12/01/49(b)	3,245	3,293,578
Development Authority of Monroe County, RB, 0.09%, 06/01/49(b)	2,900	2,900,000
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/22	1,145	1,203,738
Series A, 4.00%, 04/01/48(b)	30,500	33,033,940
Series C, 5.00%, 09/01/22	500	532,270
Series C, 5.00%, 09/01/23	1,000	1,107,640
Sub-Series C, 4.00%, 08/01/48(b)	2,200	2,398,286
Municipal Electric Authority of Georgia, Refunding RB
4.00%, 11/01/24	3,000	3,362,460
Series A, 5.00%, 01/01/22	675	697,653
Series A, 5.00%, 01/01/23	900	970,029

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB (continued)
Subordinate, 5.00%, 01/01/23	$3,550	$3,826,225
Subordinate, 5.00%, 01/01/24	2,500	2,798,300

		61,674,229

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A-1, 2.95%, 07/01/23	965	1,006,582

Illinois — 1.1%
Chicago Housing Authority, RB, Series A, (HUD SEC 8), 5.00%, 01/01/22	1,400	1,448,104
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/24	500	562,430
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/21	2,000	2,015,060
Illinois Finance Authority, Refunding RB
5.00%, 08/15/21	1,000	1,017,440
5.00%, 08/15/22	750	798,563
5.00%, 08/15/23	1,000	1,110,040
Series C2B, 0.09%, 11/01/38(b)	1,000	1,000,000
Regional Transportation Authority, RB, Series A, (NPFGC), 6.70%, 11/01/21	785	789,482

		8,741,119

Indiana — 1.2%
City of Indianapolis Department of Public Utilities Gas Utility Revenue, Refunding RB, Series A, 2nd Lien, 5.00%, 08/15/23	2,000	2,223,980
City of Rockport Indiana, Refunding RB, Series A, 1.35%, 07/01/25(b)	2,250	2,275,087
Indiana Finance Authority, RB, 3.00%, 02/01/23	225	235,933
Indiana Finance Authority, Refunding RB, Series A, 5.00%, 05/01/23(c)	1,400	1,538,922
Indianapolis Local Public Improvement Bond Bank, Refunding RB, 5.00%, 06/01/24	2,000	2,271,600
Lawrence Township School Building Corp., RB, (ST INTERCEPT), 4.00%, 01/15/24	550	601,667
Southwest Allen Multi School Building Corp., RB, (ST INTERCEPT), 4.00%, 07/15/24	325	362,258

		9,509,447

Iowa — 3.4%
Iowa Finance Authority, RB, 0.11%, 04/01/22(b)	27,000	27,000,000
Iowa Student Loan Liquidity Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/21	750	770,152

		27,770,152

Kansas — 3.4%
City of Burlington Kansas, Refunding RB(b)
Series A, 0.19%, 09/01/35	18,000	18,000,000
Series B, 0.19%, 09/01/35	6,000	6,000,000
City of Dodge City Kansas, GO
Series 2019-A, (BAM), 4.00%, 09/01/22	280	294,510
Series 2019-A, (BAM), 4.00%, 09/01/23	1,080	1,173,247
City of Goddard, GO, Series 2019-1, 3.00%, 12/01/22	1,465	1,491,253
Johnson County Unified School District No. 233 Olathe, Refunding GO, Series B, 3.00%, 09/01/21	500	505,840

		27,464,850

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky — 2.3%
City of Owensboro Kentucky Electric Light & Power System Revenue, Refunding RB
Series B, 5.00%, 01/01/22	$2,700	$2,790,477
Series B, 4.00%, 01/01/23	1,750	1,855,612
Kentucky Asset Liability Commission, RB, Series A, 5.00%, 09/01/21	2,000	2,038,740
Kentucky Public Energy Authority, RB
Series A, 4.00%, 04/01/21	775	775,000
Series A, 4.00%, 04/01/48(b)	2,000	2,192,460
Series A-1, 4.00%, 12/01/22	1,000	1,058,180
Series C, 4.00%, 08/01/22	615	643,770
Series C, 4.00%, 08/01/23	500	540,020
Series C-1, 4.00%, 12/01/21	1,500	1,535,280
Series C-1, 4.00%, 06/01/22	1,750	1,821,785
Series C-1, 4.00%, 12/01/22	2,500	2,645,450
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 11/01/23	1,000	1,110,270

		19,007,044

Louisiana — 2.7%
Ascension Parish School Board, GO, 4.00%, 03/01/24	570	631,623
Consolidated Govt. of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding RB
(AGM), 5.00%, 08/01/23	600	664,242
(AGM), 5.00%, 08/01/24	500	573,690
East Baton Rouge Parish Industrial Development Board Inc., RB, Series B, 0.08%, 12/01/40(b)	8,100	8,100,000
Greater Ouachita Water Co., Refunding RB
(BAM), 5.00%, 09/01/22	500	529,640
(BAM), 3.00%, 09/01/23	500	525,960
Livingston Parish School Board, Refunding RB, 4.00%, 05/01/24	680	754,412
Parish of St. John the Baptist Louisiana, Refunding RB, 2.00%, 06/01/37(b)	10,315	10,502,527

		22,282,094

Maryland — 0.5%
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 5.00%, 04/15/22	700	734,622
Series B, 5.00%, 04/15/23	675	740,030
Series B, 5.00%, 04/15/24	700	797,790
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/21	235	237,681
Maryland State Transportation Authority, Refunding RB, 5.00%, 07/01/24(a)	1,225	1,409,068

		3,919,191

Massachusetts — 2.0%
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/21	3,485	3,525,391
Series A, 5.00%, 07/01/22	525	554,778
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Refunding RB, 5.00%, 01/01/25	2,100	2,449,881
Town of Truro, Refunding GO, 2.00%, 06/11/21	2,000	2,006,840
University of Massachusetts Building Authority, Refunding RB, 5.00%, 11/01/24	6,600	7,698,174

		16,235,064

Security	Par (000)	Value

Michigan — 1.6%
Central Michigan University, Refunding RB, Series A, 0.05%, 10/01/32(b)	$5,000	$5,000,000
City of Battle Creek Michigan, Refunding GO, 5.00%, 05/01/21	565	566,983
Karegnondi Water Authority, Refunding RB, 5.00%, 11/01/21	450	461,430
Michigan Finance Authority, RB, 2nd Lien, (ST INTERCEPT), 5.00%, 11/01/23	310	346,738
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 06/01/23	1,000	1,081,860
Michigan State Hospital Finance Authority, Refunding RB, Series C, 5.00%, 12/01/21	1,000	1,031,770
Michigan State Housing Development Authority, RB, M/F Housing, 0.65%, 10/01/24	1,010	1,010,808
Michigan State Housing Development Authority, Refunding RB, S/F Housing, Series D, 0.11%, 06/01/30(b)	2,590	2,590,000
Mona Shores Public Schools, GO, (Q-SBLF), 4.00%, 05/01/24(a)	500	554,830
Wayne-Westland Community Schools, GO
(Q-SBLF), 4.00%, 05/01/22	150	156,119
(Q-SBLF), 5.00%, 11/01/22	290	311,709

		13,112,247

Minnesota — 0.2%
City of Rochester Minnesota, Refunding RB, Series A, 0.06%, 11/15/38(b)	1,630	1,630,000

Mississippi — 0.5%
Mississippi Business Finance Corp., RB, Series F, 0.05%, 12/01/30(b)	3,000	3,000,000
Mississippi Development Bank, RB, 5.00%, 11/01/21	500	513,640
State of Mississippi, RB, Series A, 5.00%, 10/15/22	500	532,845

		4,046,485

Missouri — 0.2%
City of St. Charles, Refunding COP, Series B, 4.00%, 02/01/24	140	153,920
City of Washington, Refunding COP, 5.00%, 03/01/23	370	400,388
County of Greene MO(a)
4.00%, 03/01/24	275	302,797
4.00%, 03/01/25	400	451,228

		1,308,333

Nebraska — 1.7%
Central Plains Energy Project, RB, 5.00%, 03/01/50(b)	8,455	9,415,995
Central Plains Energy Project, Refunding RB
4.00%, 02/01/22	485	500,079
4.00%, 08/01/22	1,500	1,574,475
4.00%, 02/01/23	1,055	1,126,729
4.00%, 08/01/23	875	949,848
Douglas County Hospital Authority No. 2, Refunding RB
5.00%, 11/15/22	135	145,225
5.00%, 11/15/23	110	123,225

		13,835,576

Nevada — 0.3%
Clark County School District, Refunding GO, Series C, 5.00%, 06/15/21	2,500	2,522,925

New Hampshire — 0.2%
New Hampshire State Turnpike System, Refunding RB, Series B, 5.00%, 02/01/24	1,775	1,845,627

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 21.2%
Belleville Board of Education, GO, (BAM SCH BD RES FD), 3.00%, 09/01/21	$1,245	$1,256,902
Borough of Mountain Lakes New Jersey, GO, 1.25%, 09/30/21	4,760	4,780,876
City of Jersey City New Jersey, Refunding GO, Series C, 2.00%, 06/17/21	10,345	10,383,173
Garden State Preservation Trust, Refunding RB, Series A, 5.00%, 11/01/21	2,195	2,232,008
Jersey City Municipal Utilities Authority, RB, 3.00%, 07/01/22	2,000	2,071,260
New Jersey Building Authority, Refunding RB
Series A, 5.00%, 06/15/21	2,325	2,346,367
Series A, 5.00%, 06/15/22	3,005	3,171,747
New Jersey Economic Development Authority, RB
5.00%, 06/15/23	250	275,060
5.00%, 06/15/24	550	626,263
Series DDD, 5.00%, 06/15/21	3,000	3,027,570
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/21	2,500	2,522,750
5.50%, 09/01/21	2,300	2,306,992
Series A, 1.00%, 06/01/23	1,350	1,368,225
Series B, 5.00%, 11/01/23	1,010	1,126,695
Series BBB, 5.00%, 06/15/21	945	953,807
Series II, 5.00%, 03/01/22	1,310	1,365,321
Series NN, 5.00%, 03/01/22	4,505	4,695,516
Series NN, 5.00%, 03/01/23	5,945	6,467,625
Series XX, 5.00%, 06/15/21	6,390	6,448,916
Series XX, 5.00%, 06/15/23	8,010	8,812,922
Series XX, 5.00%, 06/15/24	2,990	3,404,593
New Jersey Educational Facilities Authority, RB
5.00%, 06/15/22	2,100	2,216,529
(SAP), 5.00%, 06/01/24	280	318,461
New Jersey Educational Facilities Authority, Refunding RB, Series B, 5.00%, 07/01/21	890	899,728
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 07/01/21	100	101,160
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/21	2,500	2,557,525
5.00%, 10/01/23	3,500	3,892,665
Series A, 5.00%, 07/01/23	1,015	1,119,017
New Jersey Sports & Exposition Authority, Refunding RB, Series A, 5.00%, 09/01/21	1,235	1,258,206
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/21	1,320	1,332,355
5.00%, 06/15/23	1,500	1,651,710
Series A, (AMBAC-TCRS-BNY), 5.25%, 12/15/22	650	703,658
Series AA, 5.00%, 06/15/22	500	527,585
Series AA, 5.00%, 06/15/23	175	192,542
Series B, 5.00%, 06/15/21	3,235	3,264,730
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.50%, 12/15/21	5,845	6,057,524
Series A, (NPFGC-IBC), 5.50%, 12/15/21	305	315,980
Series A, 5.50%, 12/15/22	1,330	1,445,404
Series A, 5.25%, 12/15/23	2,000	2,254,240
Series A, 5.50%, 12/15/23	3,095	3,509,513
Series A, 5.00%, 06/15/24	2,920	3,326,114
Series B, (NPFGC), 5.50%, 12/15/21	1,000	1,037,150

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB (continued)
Series B, (AMBAC), 5.25%, 12/15/23	$1,130	$1,273,566
Series D, 5.00%, 12/15/23	275	308,102
Series D, 5.25%, 12/15/23	7,535	8,491,945
South Orange & Maplewood School District, GO, (SCH BD RES FD), 2.00%, 08/15/23	1,075	1,107,519
State of New Jersey, GO
5.00%, 06/01/21	750	755,460
5.00%, 06/01/24	680	774,738
Series A, 5.00%, 06/01/24	8,330	9,490,536
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/21	2,000	2,014,840
Township of Cranford New Jersey, Refunding GO, 1.50%, 06/25/21	7,900	7,921,014
Township of Maplewood, Refunding GO, 1.50%, 07/30/21	12,869	12,912,069
Township of Teaneck, GO, 1.50%, 06/25/21	7,950	7,969,159
Township of West Orange, Refunding GO, 1.50%, 07/30/21	7,307	7,339,288
Township of Woolwich, GO, Series A, 1.50%, 06/03/21	5,300	5,309,116

		173,293,736

New Mexico — 0.5%
Albuquerque Municipal School District No.12, GO
(SAW), 5.00%, 08/01/21	1,675	1,701,616
(SAW), 5.00%, 08/01/24	250	288,235
Albuquerque Municipal School District No.12, Refunding GO, (SAW), 5.00%, 08/01/24	1,000	1,152,820
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 4.00%, 05/01/23	1,200	1,290,816

		4,433,487

New York — 8.1%
Arlington Central School District, GO, (SAW), 1.50%, 06/29/21	7,900	7,923,542
Carmel Central School District, Refunding GO, (SAW), 1.50%, 06/17/21	8,500	8,521,760
County of Monroe New York, Refunding GO, (AGM), 4.00%, 06/01/23	775	834,884
County of Nassau New York, GO, Series C, 5.00%, 10/01/21	4,500	4,606,605
Monroe County Industrial Development Corp., Refunding RB
5.00%, 12/01/22	600	645,102
5.00%, 12/01/23	500	558,885
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding RB, 5.00%, 11/01/24(a)	10,000	11,629,200
New York State Dormitory Authority, Refunding RB, 5.00%, 03/15/25	5,000	5,874,250
New York State Housing Finance Agency, RB, M/F Housing, Series P, 1.55%, 11/01/23	5,295	5,304,531
New York State Urban Development Corp., Refunding RB, 5.00%, 03/15/24	3,000	3,411,270
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/23	550	612,271
5.00%, 12/01/24	1,030	1,184,840
Plainview Old Bethpage Central School District, GO,
(SAW), 2.00%, 06/25/21	5,200	5,219,240

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Queensbury Union Free School District, Refunding GO, Series B, (SAW), 1.50%, 07/29/21	$1,132	$1,136,706
South Colonie Central School District, GO, (SAW), 1.50%, 07/09/21	2,300	2,306,992
Town of Oyster Bay, Refunding GO, 4.00%, 03/01/24	390	429,753
Warwick Valley Central School District, Refunding GO, Series A, (SAW), 1.25%, 06/30/21	5,591	5,602,531

		65,802,362

North Carolina — 0.4%
North Carolina Turnpike Authority, RB, 5.00%, 02/01/24	2,855	3,215,301

Ohio — 1.3%
City of Cleveland Ohio, GO, Series A, 3.00%, 12/01/23	350	373,762
County of Allen Ohio Hospital Facilities Revenue, Refunding RB
5.00%, 12/01/21	600	618,798
5.00%, 12/01/22	800	862,552
5.00%, 12/01/23	1,100	1,235,058
Series A, 5.00%, 08/01/21	1,840	1,868,428
Series A, 5.00%, 08/01/23	300	332,499
County of Butler Ohio, Refunding RB, 5.00%, 11/15/21	750	770,512
Lancaster Port Authority, Refunding RB
Series A, 5.00%, 08/01/22	235	249,445
Series A, 5.00%, 02/01/23	250	271,063
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 0.05%, 12/01/36(b) .	4,000	4,000,000

		10,582,117

Oregon — 0.0%
City of Hermiston Oregon, GO, 4.00%, 06/01/24	345	381,163

Pennsylvania — 8.9%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/23	4,000	4,358,160
Series A, 5.00%, 04/01/24	2,400	2,712,696
Avon Grove School District Chester County, GO, (SAW), 4.00%, 11/15/22	425	450,351
Boyertown Area School District, Refunding GO
(BAM SAW), 4.00%, 11/01/21	910	929,474
(SAW), 4.00%, 09/01/22	225	236,783
Centre County Hospital Authority, Refunding RB, Series A, 5.00%, 11/15/21	400	411,560
Chester County Health and Education Facilities Authority, RB, Series B, 5.00%, 06/01/24	1,250	1,434,300
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/24	735	843,567
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,071,030
City of Philadelphia, Refunding GO, Series A, 5.00%, 08/01/22	1,660	1,761,210
City of Williamsport, Refunding GO, (AGM), 5.00%, 07/01/21	365	369,124
Commonwealth Financing Authority, RB
5.00%, 06/01/22	1,000	1,053,920
5.00%, 06/01/24	2,475	2,818,629
Commonwealth of Pennsylvania, GO
1st Series, 5.00%, 06/01/22	5,000	5,276,950
1st Series, 5.00%, 03/15/24	1,585	1,802,557
Commonwealth of Pennsylvania, Refunding GO
1st Series, 5.00%, 07/01/21	1,700	1,719,669
1st Series, 5.00%, 08/15/23	1,000	1,111,470

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania, Refunding GO (continued) 2nd Series, 5.00%, 01/15/22	$1,000	$1,037,370
County of Lehigh, Refunding RB
5.00%, 07/01/22	1,385	1,467,934
5.00%, 07/01/23	700	774,508
DuBois Area School District, Refunding GO
Series B, (BAM SAW), 4.00%, 11/01/22	225	238,651
Series B, (BAM SAW), 4.00%, 11/01/23	325	356,298
East Penn School District, Refunding GO, (SAW), 4.00%, 08/01/21	1,030	1,042,556
Easton Area School District, Refunding GO, Series A, (SAW), 4.00%, 04/01/23	375	402,465
Geisinger Authority, Refunding RB, 5.00%, 04/01/22	4,000	4,188,120
Muhlenberg School District, Refunding GO
(SAW), 4.00%, 05/15/23	525	565,556
(SAW), 4.00%, 05/15/24	200	221,834
Palmyra Area School District, Refunding GO
(SAW), 4.00%, 04/01/22	915	948,773
(SAW), 4.00%, 04/01/23	590	633,117
Pennsylvania Economic Development Financing Authority Refunding RB, Series A, 4.00%, 10/15/24(a)	425	477,878
Pennsylvania Economic Development Financing Authority, RB
Series A, 2.15%, 11/01/21	1,500	1,517,070
Series A-1, 5.00%, 04/15/22	545	572,179
Series A-1, 5.00%, 04/15/24	575	655,851
Pennsylvania Economic Development Financing Authority, Refunding RB, 0.40%, 10/01/23	10,000	10,000,100
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 133, 5.00%, 10/01/23	400	444,088
Perkasie Regional Authority, Refunding RB, (BAM), 4.00%, 02/01/23	230	244,828
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/24	500	572,510
Philadelphia Gas Works Co., Refunding RB
5.00%, 08/01/21	2,000	2,029,760
Series B, 5.00%, 08/01/23	1,000	1,103,250
Series B, (AGM), 5.00%, 08/01/24	500	572,510
Pottstown School District, Refunding GO, (BAM SAW), 4.00%, 06/01/23	385	416,270
Public Parking Authority Of Pittsburgh, Refunding RB
Series A, 5.00%, 12/01/22	665	715,606
Series A, 5.00%, 12/01/22(d)	345	371,748
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/22	1,150	1,223,784
Series A, (SAW), 5.00%, 09/01/23	1,250	1,384,400
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	7,025	7,089,841
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/23	1,000	1,097,900
5.00%, 06/01/24	900	1,025,172
Wilson Area School District, Refunding GO
(SAW), 4.00%, 03/15/22	285	295,055
(SAW), 4.00%, 03/15/23	900	964,359

		73,012,791

Puerto Rico — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, 5.00%, 12/01/23	4,500	5,054,805

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 0.1%
Rhode Island Commerce Corp., Refunding RB, Series A, 5.00%, 06/15/23	$800	$880,680

South Carolina — 1.5%
College of Charleston, Refunding RB, Series A, 5.00%, 04/01/24	1,640	1,864,139
Lexington County Health Services District Inc., Refunding RB, 5.00%, 11/01/21	250	256,805
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(b)	8,570	9,359,811
South Carolina Jobs-Economic Development Authority, RB, 0.09%, 12/01/38(b)	1,010	1,010,000

		12,490,755

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/23	335	372,329
Series A, 5.00%, 09/01/24	350	403,375

		775,704

Texas — 7.3%
Clear Creek Independent School District, GO, (PSF-GTD), 5.00%, 02/15/25	650	762,938
Dallas Fort Worth International Airport, Refunding RB
5.00%, 11/01/23	2,500	2,798,575
Series A, 5.00%, 11/01/23	1,250	1,399,287
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/21	725	746,018
Port of Arthur Navigation District Industrial Development Corp., RB(b)
0.10%, 06/01/41	8,000	8,000,000
0.10%, 03/01/42	3,000	3,000,000
State of Texas, GO(b)
0.07%, 12/01/41	10,000	10,000,000
Series A, 0.07%, 06/01/41	4,340	4,340,000
Series A, 0.07%, 06/01/43	3,585	3,585,000
Series A, 0.07%, 06/01/45	4,310	4,310,000
Series B, 0.07%, 12/01/42	5,825	5,825,000
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 07/01/22	1,815	1,921,958
Texas A&M University, Refunding RB, Series E, 5.00%, 05/15/21	1,200	1,206,600
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/23	1,000	1,119,610
5.00%, 12/15/24	2,900	3,351,907
Texas Transportation Commission State Highway Fund, RB, Series B-1, 0.08%, 04/01/32(b)	7,000	7,000,000

		59,366,893

Utah — 0.2%
Central Utah Water Conservancy District, Refunding RB, Series B, 5.00%, 10/01/21	1,875	1,920,038

Virginia — 0.2%
Virginia College Building Authority, RB, 5.00%, 02/01/25	1,300	1,524,445

Security	Par (000)	Value

Washington — 2.8%
County of King, Refunding GO, Series A, 0.06%, 01/01/46(b)	$13,600	$13,600,000
King County Housing Authority, Refunding RB
3.00%, 06/01/23	200	209,806
3.00%, 06/01/24	225	240,032
Port of Seattle, Refunding ARB, Series B, 5.00%, 03/01/24	1,375	1,551,289
Seattle Housing Authority, RB, M/F Housing, Series A, 3.00%, 06/01/23	3,000	3,149,670
State of Washington, RB, Series F, 5.00%, 09/01/22	460	490,710
Tobacco Settlement Authority, Refunding RB, 5.00%, 06/01/22	2,500	2,638,050
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/21	625	635,956

		22,515,513

Wisconsin — 0.5%
Public Finance Authority, Refunding RB
5.00%, 01/01/23	300	322,842
5.00%, 06/01/23	195	214,013
5.00%, 01/01/24	300	334,986
5.00%, 06/01/24	200	227,672
University of Wisconsin Hospitals & Clinics, Refunding RB, Series B, 0.05%, 04/01/48(b)	2,500	2,500,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 11/15/21	350	357,822

		3,957,335

Total Long-Term Investments — 99.4% (Cost: $805,710,773)		811,388,366

	Shares

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(e)(f)	14,264,557	14,267,410

Total Short-Term Securities — 1.7% (Cost: $14,267,130)		14,267,410

Total Investments — 101.1% (Cost: $819,977,903)		825,655,776

Liabilities in Excess of Other Assets — (1.1)%		(9,129,654)

Net Assets — 100.0%		$816,526,122

(a)	When-issued security.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Short-Term Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$29,737,268	$—	$(15,471,505)	(a)	$(106)	$1,753	$14,267,410	14,264,557	$2,825	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Municipal Bonds	$—	$811,388,366	$—	$811,388,366
Short-Term Securities Money Market Funds	14,267,410	—	—	14,267,410

	$14,267,410	$811,388,366	$—	$825,655,776

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

Portfolio Abbreviation (continued)

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Short-Term Municipal Fund

Portfolio Abbreviation (continued)

PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

8